Employee and Agent Benefits - Benefit Obligation and Funded Status (Details) - Other postretirement benefits - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in benefit obligation
Benefit obligation at beginning of year	$ (56.9)	$ (58.6)	$ (58.6)	$ (79.2)
Interest cost	(1.3)	(1.4)	(2.8)	(1.9)	$ (1.8)
Actuarial gain (loss)			(3.0)	17.0
Participant contributions			(6.1)	(6.4)
Benefits paid			13.6	11.9
Benefit obligation at end of year			(56.9)	(58.6)	(79.2)
Change in plan assets
Fair value of plan assets at beginning of year	$ 74.0	$ 70.4	70.4	89.5
Actual return on plan assets			9.6	(15.0)
Employer contribution			1.5	1.4
Participant contributions			6.1	6.4
Benefits paid			(13.6)	(11.9)
Fair value of plan assets at end of year			74.0	70.4	$ 89.5
Amount recognized in statement of financial position
Amount recognized in other assets			17.1	11.8
Total assets (liabilities) recognized in statement of financial position			17.1	11.8
Amount recognized in accumulated other comprehensive income
Total net actuarial (gain) loss			(20.5)	(18.1)
Pre-tax accumulated other comprehensive (income) loss			$ (20.5)	$ (18.1)